Shareholders' Equity (Deficit) (Details) - $ / shares	Nov. 18, 2021	Dec. 31, 2021	Nov. 17, 2021	Dec. 31, 2020
Class of Stock
Common stock, shares, outstanding (in shares)		93,950,205		36,463,696
Common stock, shares, issued (shares)		93,950,205	65,625,896	36,463,696
Virtuoso
Class of Stock
Issuance of common stock in connection with the business combination, net of transaction cost (in shares)	15,474,309
Percentage of ownership after transaction	100.00%
Virtuoso | PIPE
Class of Stock
Number of shares issued in transaction (in shares)	12,850,000
Sale of stock (per share)	$ 10.00
Ordinary A
Class of Stock
Common stock, shares, outstanding (in shares)			0